Fair values of financial instruments not carried at fair value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
	2018				2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	178,100	53,271	6,759	238,130	181,168	101,775	5,052	287,995
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	23,125	12,494	5,492	41,111	N/A	N/A	N/A	N/A
Derivatives	1,868	203,534	2,423	207,825	1,017	216,357	2,444	219,818
Financial assets designated at fair value	N/A	N/A	N/A	N/A	24,622	3,382	1,460	29,464
Financial investments	263,885	78,882	2,000	344,767	227,943	104,692	3,432	336,067
Liabilities
Trading liabilities	66,300	18,073	58	84,431	62,710	117,451	4,200	184,361
Financial liabilities designated at fair value	6,815	136,362	5,328	148,505	4,164	90,265	—	94,429
Derivatives	2,845	201,234	1,756	205,835	1,635	213,242	1,944	216,821
The increase in Level 3 assets in 2018 was primarily due to new private equity investments and new derivative transactions with unobservable inputs.

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2018
Transfers from Level 1 to Level 2	367	435	2	1	79	—	—
Transfers from Level 2 to Level 1	17,861	4,959	85	128	1,821	—	138
At 31 Dec 2017
Transfers from Level 1 to Level 2	2,231	1,507	—	—	35	—	—
Transfers from Level 2 to Level 1	11,173	1,384	—	—	683	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	427	20	5,106	—	5,553	12	—	—	12
Asset-backed securities	1,030	1,140	32	—	2,202	—	—	—	—
Loans held for securitisation	—	—	49	—	49	—	—	—	—
Structured notes	—	3	—	—	3	46	5,328	—	5,374
Derivatives with monolines	—	—	—	65	65	—	—	—	—
Other derivatives	—	—	—	2,358	2,358	—	—	1,755	1,755
Other portfolios	543	5,596	305	—	6,444	—	—	1	1
At 31 Dec 2018	2,000	6,759	5,492	2,423	16,674	58	5,328	1,756	7,142

	Assets					Liabilities
	Available for sale	Held for trading	Designated at fair value	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	2,012	38	1,458	—	3,508	20	—	—	20
Asset-backed securities	1,300	1,277	—	—	2,577	—	—	—	—
Loans held for securitisation	—	24	—	—	24	—	—	—	—
Structured notes	—	3	—	—	3	4,180	—	—	4,180
Derivatives with monolines	—	—	—	113	113	—	—	—	—
Other derivatives	—	—	—	2,331	2,331	—	—	1,944	1,944
Other portfolios	120	3,710	2	—	3,832	—	—	—	—
At 31 Dec 2017	3,432	5,052	1,460	2,444	12,388	4,200	—	1,944	6,144

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018		1,767	5,080	3,958	2,444	93	4,107	1,949
Total gains/(losses) recognised in profit or loss		251	284	608	597	(4)	(637)	255
– net income from financial instruments held for trading or managed on a fair value basis		—	284	—	597	(4)	—	255
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	608	—	—	(637)	—
– gains less losses from financial investments at fair value through other comprehensive income		251	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		—	—	—	—	—	—	—
– fair value gains transferred to the income statement on disposal		—	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	17	(274)	(107)	(113)	(3)	(144)	(82)
– financial investments: fair value gains/(losses)		15	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	6	6	—	—	2
– fair value gains transferred to the income statement on disposal		—	—	—	—	—	—	—
– exchange differences		2	(274)	(113)	(119)	(3)	(144)	(84)
Purchases		275	4,377	2,172	—	3	76	—
New issuances		—	975	—	—	6	2,442	—
Sales		(51)	(1,589)	(395)	—	(11)	—	—
Settlements		(141)	(2,021)	(541)	(191)	(2)	(32)	(18)
Transfers out		(685)	(1,402)	(285)	(337)	(24)	(1,112)	(464)
Transfers in		567	1,329	82	23	—	628	116
At 31 Dec 2018		2,000	6,759	5,492	2,423	58	5,328	1,756
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2018		—	(5)	199	342	(5)	274	(351)
– net income from financial instruments held for trading or managed on a fair value basis		—	(5)	—	342	(5)	—	(351)
– net income from assets and liabilities of insurance businesses, including related derivatives measured at fair value through profit or loss		—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	199	—	—	274	—
– loan impairment recoveries and other credit risk provisions		—	—	—	—	—	—	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Available for sale	Held for trading	Designated at fair value through profit or loss	Derivatives	Held for trading	Designated at fair value through profit or loss	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2017		3,476	6,489	730	2,752	3,582	37	2,300
Total gains/(losses) recognised in profit or loss		351	(188)	(107)	152	154	(5)	400
– trading income/(expense) excluding net interest income		—	(188)	—	152	154	—	400
– net income from other financial instruments designated at fair value		—	—	(107)	—	—	(5)	—
– gains less losses from financial investments		313	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions (‘LICs’)		38	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	71	106	7	188	169	1	120
– available-for-sale investments: fair value gains/(losses)		(30)	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	(1)	3	(23)	—	—	(35)
– exchange differences		101	107	4	211	169	1	155
Purchases		200	1,503	1,127	2	5	—	23
New issuances		—	—	—	1	1,915	—	—
Sales		(939)	(3,221)	(130)	(8)	(12)	—	(12)
Settlements		(69)	(331)	(166)	(60)	(998)	—	(123)
Transfers out		(565)	(149)	(3)	(885)	(678)	(33)	(1,030)
Transfers in		907	843	2	302	63	—	266
At 31 Dec 2017		3,432	5,052	1,460	2,444	4,200	—	1,944
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2017		16	(110)	(146)	218	(117)	—	(397)
– trading income/(expense) excluding net interest income		—	(110)	—	218	(117)	—	(397)
– net income from other financial instruments designated at fair value		—	—	(146)	—	—	—	—
– loan impairment charges and other credit risk provisions		16	—	—	—	—	—	—

1
Included in ‘Available-for-sale investments: fair value gains/(losses)’ in prior years or 'Debt Instruments at fair value through other comprehensive income’ in 2018 and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2018	2017
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	707	2,388
– financial investments	—	4,264
– designated and otherwise mandatorily measured at fair value through profit or loss	23,513	11,944
Liabilities at 31 Dec
– designated at fair value	25,049	30,890
– derivatives	2,159	3,082

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2018
Assets
Loans and advances to banks	72,167	—	68,378	3,791	72,169
Loans and advances to customers	981,696	—	10,518	974,559	985,077
Reverse repurchase agreements – non-trading	242,804	81	241,407	1,369	242,857
Financial investments – at amortised cost	62,666	1,790	60,073	216	62,079
Liabilities
Deposits by banks	56,331	—	56,308	—	56,308
Customer accounts	1,362,643	—	1,362,794	151	1,362,945
Repurchase agreements – non-trading	165,884	—	165,884	—	165,884
Debt securities in issue	85,342	—	85,430	—	85,430
Subordinated liabilities	22,437	—	24,968	373	25,341

At 31 Dec 2017
Assets
Loans and advances to banks	90,393	—	87,384	3,007	90,391
Loans and advances to customers	962,964	—	20,029	944,176	964,205
Reverse repurchase agreements – non-trading	201,553	—	200,012	1,526	201,538
Financial investments – at amortised cost	52,919	1,363	52,707	17	54,087
Liabilities
Deposits by banks	69,922	—	69,862	30	69,892
Customer accounts	1,364,462	—	1,353,017	11,608	1,364,625
Repurchase agreements – non-trading	130,002	1	129,995	—	129,996
Debt securities in issue	64,546	—	65,138	—	65,138
Subordinated liabilities	19,826	—	23,740	355	24,095

Carrying amount and fair value of loans and advances to customers by industry sector
	Carrying amount			Fair value
	Not Impaired	Impaired	Total	Not Impaired	Impaired	Total
	$m	$m	$m	$m	$m	$m
Loans and advances to customers
Personal	387,957	3,433	391,390	388,761	3,249	392,010
Corporate and commercial	524,531	4,494	529,025	527,022	4,600	531,622
Non-bank financial institutions	61,102	179	61,281	61,265	180	61,445
At 31 Dec 2018	973,590	8,106	981,696	977,048	8,029	985,077
Loans and advances to customers
Personal	370,842	3,920	374,762	371,131	3,257	374,388
Corporate and commercial	510,784	5,970	516,754	512,597	5,769	518,366
Non-bank financial institutions	71,377	71	71,448	71,351	100	71,451
At 31 Dec 2017	953,003	9,961	962,964	955,079	9,126	964,205

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2018		2017
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	56,144	56,801	76,627	78,534
Liabilities at 31 Dec
Amounts owed to HSBC undertakings	949	949	2,571	2,571
Debt securities in issue	50,800	51,552	34,258	36,611
Subordinated liabilities	17,715	20,224	15,877	19,596

1	Fair values were determined using valuation techniques with observable inputs (Level 2).

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
	2018				2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	178,100	53,271	6,759	238,130	181,168	101,775	5,052	287,995
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	23,125	12,494	5,492	41,111	N/A	N/A	N/A	N/A
Derivatives	1,868	203,534	2,423	207,825	1,017	216,357	2,444	219,818
Financial assets designated at fair value	N/A	N/A	N/A	N/A	24,622	3,382	1,460	29,464
Financial investments	263,885	78,882	2,000	344,767	227,943	104,692	3,432	336,067
Liabilities
Trading liabilities	66,300	18,073	58	84,431	62,710	117,451	4,200	184,361
Financial liabilities designated at fair value	6,815	136,362	5,328	148,505	4,164	90,265	—	94,429
Derivatives	2,845	201,234	1,756	205,835	1,635	213,242	1,944	216,821
The increase in Level 3 assets in 2018 was primarily due to new private equity investments and new derivative transactions with unobservable inputs.

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2018
Transfers from Level 1 to Level 2	367	435	2	1	79	—	—
Transfers from Level 2 to Level 1	17,861	4,959	85	128	1,821	—	138
At 31 Dec 2017
Transfers from Level 1 to Level 2	2,231	1,507	—	—	35	—	—
Transfers from Level 2 to Level 1	11,173	1,384	—	—	683	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	427	20	5,106	—	5,553	12	—	—	12
Asset-backed securities	1,030	1,140	32	—	2,202	—	—	—	—
Loans held for securitisation	—	—	49	—	49	—	—	—	—
Structured notes	—	3	—	—	3	46	5,328	—	5,374
Derivatives with monolines	—	—	—	65	65	—	—	—	—
Other derivatives	—	—	—	2,358	2,358	—	—	1,755	1,755
Other portfolios	543	5,596	305	—	6,444	—	—	1	1
At 31 Dec 2018	2,000	6,759	5,492	2,423	16,674	58	5,328	1,756	7,142

	Assets					Liabilities
	Available for sale	Held for trading	Designated at fair value	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	2,012	38	1,458	—	3,508	20	—	—	20
Asset-backed securities	1,300	1,277	—	—	2,577	—	—	—	—
Loans held for securitisation	—	24	—	—	24	—	—	—	—
Structured notes	—	3	—	—	3	4,180	—	—	4,180
Derivatives with monolines	—	—	—	113	113	—	—	—	—
Other derivatives	—	—	—	2,331	2,331	—	—	1,944	1,944
Other portfolios	120	3,710	2	—	3,832	—	—	—	—
At 31 Dec 2017	3,432	5,052	1,460	2,444	12,388	4,200	—	1,944	6,144

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018		1,767	5,080	3,958	2,444	93	4,107	1,949
Total gains/(losses) recognised in profit or loss		251	284	608	597	(4)	(637)	255
– net income from financial instruments held for trading or managed on a fair value basis		—	284	—	597	(4)	—	255
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	608	—	—	(637)	—
– gains less losses from financial investments at fair value through other comprehensive income		251	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		—	—	—	—	—	—	—
– fair value gains transferred to the income statement on disposal		—	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	17	(274)	(107)	(113)	(3)	(144)	(82)
– financial investments: fair value gains/(losses)		15	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	6	6	—	—	2
– fair value gains transferred to the income statement on disposal		—	—	—	—	—	—	—
– exchange differences		2	(274)	(113)	(119)	(3)	(144)	(84)
Purchases		275	4,377	2,172	—	3	76	—
New issuances		—	975	—	—	6	2,442	—
Sales		(51)	(1,589)	(395)	—	(11)	—	—
Settlements		(141)	(2,021)	(541)	(191)	(2)	(32)	(18)
Transfers out		(685)	(1,402)	(285)	(337)	(24)	(1,112)	(464)
Transfers in		567	1,329	82	23	—	628	116
At 31 Dec 2018		2,000	6,759	5,492	2,423	58	5,328	1,756
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2018		—	(5)	199	342	(5)	274	(351)
– net income from financial instruments held for trading or managed on a fair value basis		—	(5)	—	342	(5)	—	(351)
– net income from assets and liabilities of insurance businesses, including related derivatives measured at fair value through profit or loss		—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	199	—	—	274	—
– loan impairment recoveries and other credit risk provisions		—	—	—	—	—	—	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Available for sale	Held for trading	Designated at fair value through profit or loss	Derivatives	Held for trading	Designated at fair value through profit or loss	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2017		3,476	6,489	730	2,752	3,582	37	2,300
Total gains/(losses) recognised in profit or loss		351	(188)	(107)	152	154	(5)	400
– trading income/(expense) excluding net interest income		—	(188)	—	152	154	—	400
– net income from other financial instruments designated at fair value		—	—	(107)	—	—	(5)	—
– gains less losses from financial investments		313	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions (‘LICs’)		38	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	71	106	7	188	169	1	120
– available-for-sale investments: fair value gains/(losses)		(30)	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	(1)	3	(23)	—	—	(35)
– exchange differences		101	107	4	211	169	1	155
Purchases		200	1,503	1,127	2	5	—	23
New issuances		—	—	—	1	1,915	—	—
Sales		(939)	(3,221)	(130)	(8)	(12)	—	(12)
Settlements		(69)	(331)	(166)	(60)	(998)	—	(123)
Transfers out		(565)	(149)	(3)	(885)	(678)	(33)	(1,030)
Transfers in		907	843	2	302	63	—	266
At 31 Dec 2017		3,432	5,052	1,460	2,444	4,200	—	1,944
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2017		16	(110)	(146)	218	(117)	—	(397)
– trading income/(expense) excluding net interest income		—	(110)	—	218	(117)	—	(397)
– net income from other financial instruments designated at fair value		—	—	(146)	—	—	—	—
– loan impairment charges and other credit risk provisions		16	—	—	—	—	—	—

1
Included in ‘Available-for-sale investments: fair value gains/(losses)’ in prior years or 'Debt Instruments at fair value through other comprehensive income’ in 2018 and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2018	2017
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	707	2,388
– financial investments	—	4,264
– designated and otherwise mandatorily measured at fair value through profit or loss	23,513	11,944
Liabilities at 31 Dec
– designated at fair value	25,049	30,890
– derivatives	2,159	3,082

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2018
Assets
Loans and advances to banks	72,167	—	68,378	3,791	72,169
Loans and advances to customers	981,696	—	10,518	974,559	985,077
Reverse repurchase agreements – non-trading	242,804	81	241,407	1,369	242,857
Financial investments – at amortised cost	62,666	1,790	60,073	216	62,079
Liabilities
Deposits by banks	56,331	—	56,308	—	56,308
Customer accounts	1,362,643	—	1,362,794	151	1,362,945
Repurchase agreements – non-trading	165,884	—	165,884	—	165,884
Debt securities in issue	85,342	—	85,430	—	85,430
Subordinated liabilities	22,437	—	24,968	373	25,341

At 31 Dec 2017
Assets
Loans and advances to banks	90,393	—	87,384	3,007	90,391
Loans and advances to customers	962,964	—	20,029	944,176	964,205
Reverse repurchase agreements – non-trading	201,553	—	200,012	1,526	201,538
Financial investments – at amortised cost	52,919	1,363	52,707	17	54,087
Liabilities
Deposits by banks	69,922	—	69,862	30	69,892
Customer accounts	1,364,462	—	1,353,017	11,608	1,364,625
Repurchase agreements – non-trading	130,002	1	129,995	—	129,996
Debt securities in issue	64,546	—	65,138	—	65,138
Subordinated liabilities	19,826	—	23,740	355	24,095

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2018		2017
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	56,144	56,801	76,627	78,534
Liabilities at 31 Dec
Amounts owed to HSBC undertakings	949	949	2,571	2,571
Debt securities in issue	50,800	51,552	34,258	36,611
Subordinated liabilities	17,715	20,224	15,877	19,596

1	Fair values were determined using valuation techniques with observable inputs (Level 2).